Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Basic and Diluted Earnings Per Share

	2019 pence	2018 pence	2017 pence
Basic earnings per share	93.9	73.7	31.4

Diluted earnings per share	92.6	72.9	31.0

Schedule of Numbers of Shares Earnings Per Share
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2019 millions	2018 millions	2017 millions
Basic	4,947	4,914	4,886
Dilution for share options and awards	69	57	55

Diluted	5,016	4,971	4,941